Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Current Tax Liability [Roll Forward]
Balance at beginning of year	$ 54	$ 50	$ 97
Refunds during the year	7	5	14
Payments during the year	(228)	(171)	(174)
Taxation of items included in the income statement	298	242	190
Offset of VAT and other taxes	(50)	(63)	(78)
Transfer from tax receivable relating to North America	(10)	0	0
Translation	(9)	(9)	1
Balance at end of year	62	54	50
Included in the statement of financial position as follows:
Taxation asset included in trade and other receivables				$ (10)	$ (6)	$ (3)
Taxation liability				72	60	53
Current tax liabilities	$ 62	$ 54	$ 50	$ 62	$ 54	$ 50